Consideration in Relation to Acquisition of Nanjing Jiangchen Science &Technology Company (Detail) (Jiangchen, USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013
Jiangchen
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,390	$ 531
Contingent consideration	1,811	1,660
Total consideration	$ 3,201